Stock-Based and Employee Savings Plans Fair Value Calculation Assumptions (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Valuation Assumptions
Risk-free interest rates	0.60%	0.70%	1.20%
Expected lives (in years)	4 years 1 month 1 day	4 years	3 years 9 months 18 days
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	34.00%	38.00%	38.00%